Derivatives (Outstanding Derivatives Entered Into to Hedge Inventory or Fixed Price Purchase Commitments) (Details) bbl in Thousands	12 Months Ended
Dec. 31, 2018 bbl $ / bbl $ / units
Sell (Short) Contracts | Designated as hedges under accounting rules | Futures | Crude Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	56
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	53.11
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Crude Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	293
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	49.85
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Natural Gas
Derivative [Line Items]
Contract volumes (1,000 bbls)	137
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	3.53
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Diesel
Derivative [Line Items]
Contract volumes (1,000 bbls)	2
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	1.89
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | RBOB Gas
Derivative [Line Items]
Contract volumes (1,000 bbls)	2
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	1.35
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Fuel Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	382
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	51.41
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Swap | Natural Gas
Derivative [Line Items]
Contract volumes (1,000 bbls)	502
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	0.62
Sell (Short) Contracts | Not qualifying or not designated as hedges under accounting rules | Options | Crude Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	26
Weighted average premium received (in dollars per barrel) | $ / bbl	2.66
Buy (Long) Contracts | Designated as hedges under accounting rules | Futures | Crude Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	0
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	0
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Crude Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	234
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	49.37
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Natural Gas
Derivative [Line Items]
Contract volumes (1,000 bbls)	590
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	2.91
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Diesel
Derivative [Line Items]
Contract volumes (1,000 bbls)	2
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	1.85
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | RBOB Gas
Derivative [Line Items]
Contract volumes (1,000 bbls)	1
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	1.29
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Futures | Fuel Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	40
Weighted average contract price per bbl (in dollars per barrel) | $ / bbl	49.94
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Swap | Natural Gas
Derivative [Line Items]
Contract volumes (1,000 bbls)	0
Weighted average contract price per bbl (in dollars per barrel) | $ / units	0
Buy (Long) Contracts | Not qualifying or not designated as hedges under accounting rules | Options | Crude Oil
Derivative [Line Items]
Contract volumes (1,000 bbls)	0
Weighted average premium received (in dollars per barrel) | $ / bbl	0